NATURE OF OPERATIONS (Details Narrative) - USD ($) $ in Thousands				1 Months Ended		6 Months Ended			12 Months Ended
	Apr. 30, 2021	Nov. 27, 2020	Nov. 24, 2020	Mar. 31, 2021	Jan. 31, 2020	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jul. 04, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and cash equivalents, at carrying value						$ 32,085		$ 25,178	$ 41,614	$ 25,178
Proceeds from warrant exercises							$ 3,771		$ 3,771
Number of warrants to purchase common stock						377,818		4,978	377,818	4,978
Proceeds from sale of common shares				$ 10,825				$ 31,113
Stock options exercised									4
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued		333,333
Proceeds from sale of common shares					$ 10,500
November 2020 Offering [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants to purchase common stock		166,667
Proceeds from sale of common shares			$ 9,200
Underwriters [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock options exercised			50,000
Warrant exercises shares			25,000
Merger Agreement [Member] | Biosight Ltd and Advaxis Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of outstanding shares											25.00%
Merger Agreement [Member] | Biosight Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of outstanding shares											75.00%
Definitive Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants to purchase common stock	140,552						140,552
Definitive Agreements [Member] | April 2021 Offering [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants to purchase common stock	175,065						175,065
Proceeds from sale of common shares	$ 20,000
Definitive Agreements [Member] | Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	219,718
Pre-funded warrants to purchase common shares	95,899						95,899
Number of warrants to purchase common stock	95,899						95,899